Income Taxes (Details) - Schedule of deferred income tax liabilities (assets) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax liabilities:
Property, plant and equipment	$ 5	$ 4
Operating lease right-of-use assets	562	389
Total deferred tax liabilities	567	393
Deferred tax assets:
Lease liabilities	(460)	(256)
Tax loss carry forwards	(469)	(491)
Valuation allowance	469	494
Total deferred tax assets	(460)	(253)
Net deferred tax liabilities	$ 107	$ 140